UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-2557

Dreyfus Money Market Instruments, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	12/31
Date of reporting period:	12/31/04

P:\Edgar Filings\Pending\008\NCSRA-008-2-05\formncsrannual008.doc

FORM N-CSR
Item 1.	Reports to Stockholders.

Dreyfus
Money Market
Instruments, Inc.

ANNUAL REPORT December 31, 2004

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
12	Statement of Assets and Liabilities
13	Statement of Operations
14	Statement of Changes in Net Assets
15	Financial Highlights
17	Notes to Financial Statements
23	Report of Independent Registered
Public Accounting Firm
24	Important Tax Information
25	Board Members Information
27	Officers of the Fund
FOR MORE INFORMATION

Back Cover

Dreyfus Money Market
Instruments, Inc.

The	Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Money Market Instruments, Inc., covering the 12-month period from January 1, 2004, through December 31, 2004. Inside, you’ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund’s portfolio manager, Bernard W. Kiernan, Jr.

Many investors breathed a sigh of relief over the second half of the year as rising interest rates drove money market yields above historical lows. The Federal Reserve Board (the “Fed”) raised short-term interest rates five consecutive times between late June and December, more than doubling the overnight federal funds rate from 1% to 2.25% . What’s more, many analysts apparently expect the Fed to raise short-term interest rates further in 2005 if the U.S. economy continues to grow at its current rate. However, risks to the economic recovery persist, and the magnitude and timing of any further interest rate increases by the Fed remain uncertain.

As always, we urge our shareholders to establish an investment plan with the help of your financial advisor, and review it periodically to track your progress toward your financial goals.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

Bernard W. Kiernan, Jr., Portfolio Manager

How did Dreyfus Money Market Instruments, Inc. perform during the period?

During the 12-month period ended December 31, 2004, the fund produced yields of 0.65% for its Money Market Series and 0.56% for its Government Securities Series. Taking into account the effects of compounding, the fund also produced effective yields of 0.65% and 0.56% for its Money Market Series and Government Securities Series, respectively.1

What is the fund’s investment approach?

Each Series seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal:

The fund’s Money Market Series invests in a diversified portfolio of high-quality, short-term debt securities including securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, certificates of deposit, time deposits, bankers’ acceptances and other short-term securities issued by domestic or foreign banks or their subsidiaries or branches, repurchase agreements, asset-backed securities, domestic and dollar-denominated foreign commercial paper and other short-term corporate obligations, including those with floating or variable rates of interest, and dollar-denominated obligations issued or guaranteed by foreign governments or any of their political subdivisions or agencies. Normally the Money Market Series invests at least 25% of its total assets in domestic or dollar-denominated foreign bank obligations.

The fund’s Government Securities Series invests only in short-term securities issued or guaranteed as to principal and interest by the U.S. government and repurchase agreements with respect to these securities.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

What other factors influenced the fund’s performance?

The fund was primarily influenced by a strengthening U.S. economy, which led to higher short-term interest rates during the second half of the reporting period.

When 2004 began, inflation remained near historically low levels as labor markets remained weak and corporations had little room to raise prices of goods and services. As a result, the Federal Reserve Board (the “Fed”) indicated at the time that it could be “patient” before raising short-term interest rates. In April, however, an unexpectedly strong employment report rekindled investors’ concerns that inflationary pressures might be resurfacing. Higher energy and commodity prices appeared to lend credence to this view, and money market yields began to rise at the longer end of the maturity spectrum. However, the short-end of the money market yield curve remained anchored by the prevailing 1% federal funds rate.

In May, employment data showed a second consecutive month of robust gains, and investors began to anticipate that the Fed might tighten monetary policy as early as its next meeting in June. Indeed, on June 30, the Fed raised the overnight federal funds rate to 1.25%, its first increase in more than four years. Because most investors had anticipated the Fed’s initial move, the money markets already had reflected its impact.

However, the economy appeared to hit a “soft patch” in the summer as the number of jobs created in June and July failed to meet expectations. Nonetheless, most investors expected the Fed to increase the federal funds rate again at its August meeting,and money market yields reflected that view. Indeed, the Fed raised short-term rates five times before the end of 2004, driving the fed funds rate to 2.25% by year-end.

In the meantime, economic activity continued to advance in the fall. GDP and job creation both posted solid gains in November, and the end of the contentious presidential election lifted a cloud of

4

uncertainty from the financial markets. At its December meeting, the Fed stated that, despite the rise in energy prices, economic activity was growing at a moderate pace and job creation was on an upward trend, albeit at a somewhat slower rate than is typical during economic recoveries.The Fed also indicated that it will remain vigilant and will respond to any threat to price stability.

In this environment of rising interest rates and stronger economic growth, we shifted to a more defensive investment posture in the spring of 2004 when inflation concerns intensified, allowing the fund’s weighted average maturity to fall toward a position we considered modestly shorter than industry averages.This strategy was designed to keep funds available for higher-yielding securities as they became available.

What is the fund’s current strategy?

As of the end of the reporting period, we generally have maintained the fund’s weighted average maturity in a range we consider slightly shorter than industry averages. However, we have occasionally shortened or extended the fund’s weighted average maturity to reflect prevailing market conditions and the proximity of upcoming Fed meetings.We currently expect the Fed to continue raising interest rates at a measured pace, especially during the first half of 2005.The fund’s relatively short weighted average maturity is designed to position the fund to take advantage of investment opportunities. Of course, we are prepared to adjust our strategies as market conditions evolve.

January 18, 2005
[1]	Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.An investment in either Series is not insured or guaranteed by the FDIC or any other government agency.Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in either Series.

The Fund 5

U N D E R S TA N D I N G YO U R F U N D ’ S E X P E N S E S ( U n a u d i t e d )

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Money Market Instruments, Inc. from July 1, 2004 to December 31, 2004. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended December 31, 2004

	Money Market Series	Government Securities Series

Expenses paid per $1,000 †	$ 3.83	$ 3.68
Ending value (after expenses)	$1,004.60	$1,004.20

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended December 31, 2004

	Money Market Series	Government Securities Series

Expenses paid per $1,000 †	$ 3.86	$ 3.71
Ending value (after expenses)	$1,021.32	$1,021.47

† Expenses are equal to the fund’s annualized expense ratio of .76% for Money Market Series and .73% for
Government Securities Series; multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
MONEY MARKET SERIES
December 31, 2004

	Principal
Negotiable Bank Certificates of Deposit—22.9%	Amount ($)	Value ($)

Barclays Bank PLC (London)
2.14%, 1/10/2005	10,000,000	10,000,000
Canadian Imperial Bank of Commerce (Yankee)
2.37%, 2/17/2005	10,000,000	10,000,000
First Tennessee Bank N.A.
2.34%, 2/9/2005	10,000,000	10,000,000
HBOS Treasury Service PLC (London)
2.45%, 3/17/2005	10,000,000	10,000,000
Lloyds TSB Bank PLC (Yankee)
2.17%, 1/18/2005	12,000,000	11,999,055
Northern Rock PLC (London)
2.16%, 1/10/2005	10,000,000	10,000,000
Washington Mutual Bank, F.A.
2.25%, 2/2/2005	12,000,000	11,999,999
Total Negotiable Bank Certificates of Deposit
(cost $73,999,054)		73,999,054

Commercial Paper—42.0%

Allied Irish Banks N.A.
2.43%, 3/15/2005	10,000,000	9,950,928
BNP Paribas Finance Inc.
2.25%, 1/3/2005	13,000,000	12,998,375
CAFCO LLC
2.35%, 2/10/2005	10,000,000 [a]	9,974,000
Deutsche Bank Financial LLC
2.25%, 1/3/2005	13,000,000	12,998,375
General Electric Capital Corp.
2.24%, 1/21/2005	12,000,000	11,985,133
Harrier Finance Funding LLC
2.47%, 3/7/2005	11,000,000 [a]	10,951,142
Norddeutsche Landesbank
2.23%, 1/24/2005	12,000,000	11,982,980
Societe Generale N.A. Inc.
2.35%, 2/11/2005	10,000,000	9,973,350

The Fund 7

S T A T E M E N T O F I N V E S T M E N T S (continued)

	Principal
Commercial Paper (continued)	Amount ($)	Value ($)

Solitaire Funding LLC
2.19%, 1/10/2005	11,131,000 [a]	11,124,934
Stadshypotek Delaware Inc.
2.15%, 1/10/2005	11,000,000	10,994,115
UBS Finance Delaware LLC
2.23%, 1/3/2005	13,000,000	12,998,388
Windmill Funding Corp.
2.34%, 2/10/2005	10,000,000 [a]	9,974,111
Total Commercial Paper
(cost $135,905,831)		135,905,831

Short-Term Bank Notes—3.1%

World Savings Bank, FSB
2.34%, 2/7/2005
(cost $9,999,590)	10,000,000	9,999,590

U.S. Government Agencies—15.8%

Federal Home Loan Banks, Bonds
1.35%-1.41%, 3/11/2005-4/13/2005	32,050,000	32,048,412
Federal National Mortgage
Association, Notes
1.35%-1.57%, 2/14/2005-5/13/2005	19,000,000	19,000,000
Total U.S. Government Agencies
(cost $51,048,412)		51,048,412

8

	Principal
Time Deposits—16.6%	Amount ($)	Value ($)

Chase Manhattan Bank USA (Grand Cayman)
2.25%, 1/3/2005	13,000,000	13,000,000
Fortis Bank (Grand Cayman)
2.25%, 1/3/2005	13,000,000	13,000,000
Manufacturers & Traders Trust Co. (Grand Cayman)
2.25%, 1/3/2005	13,000,000	13,000,000
Marshall & Ilsley Bank (Grand Cayman)
2%, 1/3/2005	14,600,000	14,600,000
Total Time Deposits
(cost $53,600,000)		53,600,000

Total Investments (cost $324,552,887)	100.4%	324,552,887
Liabilities, Less Cash and Receivables	(.4%)	(1,264,343)
Net Assets	100.0%	323,288,544

[a] Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.These securities have been determined to be liquid by the Board of Directors. At December 31, 2004, these securities amounted to
$42,024,187 or 13.0% of net assets.

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)

Banking	67.9	Finance	3.7
U.S. Government Agencies	15.8	Building and Construction	3.1
Asset Backed Certificates	9.9		100.4

† Based on net assets.
See notes to financial statements.

The Fund 9

STATEMENT OF INVESTMENTS
GOVERNMENT SECURITIES SERIES
December 31, 2004

	Annualized
	Yield on
	Date of	Principal
U.S. Treasury Bills—55.7%	Purchase (%)	Amount ($)	Value ($)

1/6/2005	1.47	70,000,000	69,985,708
1/27/2005	1.78	50,000,000	49,936,083
4/21/2005	2.01	30,000,000	29,818,042
Total U.S. Treasury Bills
(cost $149,739,833)			149,739,833

Repurchase Agreements—44.3%

Bear Stearns & Co.
dated 12/31/2004, due 1/3/2005 in the
amount of $35,003,646 (fully collateralized
by $35,906,000 U.S. Treasury Strip Bonds,
due 5/15/2005-8/15/2005,
value $35,423,019)	1.25	35,000,000	35,000,000
Goldman Sachs & Co.
dated 12/31/2004, due 1/3/2005 in the
amount of $20,270,845 (fully collateralized
by $20,810,000 U.S. Treasury Notes 1.875%,
due 11/30/2005, value $20,679,938)	.50	20,270,000	20,270,000
Morgan Stanley
dated 12/31/2004, due 1/3/2005 in the
amount of $32,003,920 (fully collateralized
by $32,560,000 U.S. Treasury Notes 2%,
due 8/31/2005, value $32,652,275)	1.47	32,000,000	32,000,000

10

	Annualized
	Yield on
	Date of	Principal
Repurchase Agreements (continued)	Purchase (%)	Amount ($)	Value ($)

UBS Warburg, Inc.
dated 12/31/2004, due 1/3/2005 in the
amount of $32,004,133 (fully collateralized
by $32,763,000 U.S. Treasury Notes 1.625%,
due 9/30/2005, value $32,640,139)	1.55	32,000,000	32,000,000
Total Repurchase Agreements
(cost $119,270,000)			119,270,000

Total Investments (cost $269,009,833)		100.0%	269,009,833

Cash and Receivables (Net)		.0%	97,990

Net Assets		100.0%	269,107,823

Portfolio Summary †

Value (%)

U.S. Treasury Bills	55.7
Repurchase Agreements	44.3
100.0

† Based on net assets.
See notes to financial statements.

The Fund 11

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2004

	Money	Government
	Market	Securities
	Series	Series

Assets ($):
Investments in securities, See Statement of Investments
(including repurchase agreements of $119,270,000
for the Government Securities Series)—Note 2(b)	324,552,887	269,009,833
Cash	—	377,692
Interest receivable	436,698	4,182
Prepaid expenses	37,693	21,066
	325,027,278	269,412,773

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)	142,077	131,843
Cash overdraft due to Custodian	321,941	—
Payable for shares of Common Stock redeemed	1,197,396	42,574
Accrued expenses	77,320	130,533
	1,738,734	304,950

Net Assets ($)	323,288,544	269,107,823

Composition of Net Assets ($):
Paid-in capital	323,315,663	269,111,155
Accumulated net realized gain (loss) on investments	(27,119)	(3,332)

Net Assets ($)	323,288,544	269,107,823

Net Asset Value Per Share
	Money	Government
	Market	Securities
	Series	Series

Net Assets ($)	323,288,544	269,107,823
Shares Outstanding	323,299,163	269,111,155

Net Asset Value Per Share ($)	1.00	1.00

See notes to financial statements.
12

STATEMENT OF OPERATIONS
Year Ended December 31, 2004

	Money	Government
	Market	Securities
	Series	Series

Investment Income ($):
Interest Income	4,286,982	3,656,602
Expenses—Note 2(c):
Management fee—Note 3(a)	1,528,917	1,422,690
Shareholder servicing costs—Note 3(b)	526,683	445,097
Custodian fees	70,814	54,737
Registration fees	66,030	41,069
Professional fees	40,459	37,721
Prospectus and shareholders’ reports	30,691	36,349
Directors’ fees and expenses—Note 3(c)	28,238	26,601
Miscellaneous	4,673	5,691
Total Expenses	2,296,505	2,069,955
Less—reduction in custody fees due to
earnings credits—Note 2(b)	—	(819)
Net Expenses	2,296,505	2,069,136
Investment Income—Net	1,990,477	1,587,466

Net Realized Gain (Loss) on Investments—Note 2(b) ($)	14,944	(514)
Net Increase in Net Assets Resulting from Operations	2,005,421	1,586,952

See notes to financial statements.

The Fund

13

STATEMENT OF CHANGES IN NET ASSETS

	Money Market Series		Government Securities Series

	Year Ended December 31,		Year Ended December 31,

	2004	2003	2004	2003

Operations ($):
Investment income—net	1,990,477	1,140,187	1,587,466	1,404,089
Net realized gain (loss)
on investments	14,944	347	(514)	—
Net Increase (Decrease)
in Net Assets Resulting
from Operations	2,005,421	1,140,534	1,586,952	1,404,089

Dividends to Shareholders
from ($):
Investment income—net	(1,990,477)	(1,140,187)	(1,587,466)	(1,404,089)

Capital Stock Transactions
($1.00 per share):
Net proceeds from
shares sold	329,500,220	251,123,196	321,349,539	369,746,874
Dividends reinvested	232,051	197,007	741,147	657,311
Cost of shares redeemed	(277,470,672)	(223,875,690)	(338,670,189)	(403,349,127)
Increase (Decrease) in
Net Assets from
Capital Stock
Transactions	52,261,599	27,444,513	(16,579,503)	(32,944,942)
Total Increase
(Decrease)
in Net Assets	52,276,543	27,444,860	(16,580,017)	(32,944,942)

Net Assets ($):
Beginning of Period	271,012,001	243,567,141	285,687,840	318,632,782
End of Period	323,288,544	271,012,001	269,107,823	285,687,840

See notes to financial statements.
14

FINANCIAL HIGHLIGHTS
Money Market Series

The following tables describe the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended December 31,

	2004	2003	2002	2001	2000

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.007	.005	.013	.037	.056
Distributions:
Dividends from investment
income—net	(.007)	(.005)	(.013)	(.037)	(.056)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00

Total Return (%)	.66	.48	1.30	3.80	5.75

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.75	.79	.75	.74	.92
Ratio of net investment income
to average net assets	.65	.48	1.29	3.66	5.62

Net Assets, end of period
($ x 1,000)	323,289	271,012	243,567	217,658	159,757

See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS
Government Securities Series

		Year Ended December 31,

	2004	2003	2002	2001	2000

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.006	.005	.013	.035	.053
Distributions:
Dividends from investment
income—net	(.006)	(.005)	(.013)	(.035)	(.053)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00

Total Return (%)	.57	.46	1.26	3.56	5.48

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.73	.72	.69	.70	.79
Ratio of net expenses to
average net assets	.73	.72	.69	.70	.79
Ratio of net investment income
to average net assets	.56	.46	1.26	3.49	5.30

Net Assets, end of period
($ x 1,000)	269,108	285,688	318,633	325,930	316,834

See notes to financial statements.
16

NOTES TO FINANCIAL STATEMENTS

NOTE 1—General:

Dreyfus Money Market Instruments, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company and operates as a series company currently offering two series: the Money Market Series and the Government Securities Series.The fund accounts separately for the assets, liabilities and operations of each series.The fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”). Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.The fund is authorized to issue 5 billion shares of $.001 par value Common Stock for the Money Market Series and 10 billion shares of $.001 par value Common Stock for the Government Securities Series.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00 for each series; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00 for each series.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE 2—Significant Accounting Policies:

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Cost of investments represents amortized cost.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

18

(c) Expenses: Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to both series are allocated between them on a pro rata basis.

(d) Dividends to shareholders: It is the policy of the fund, with respect to both series, to declare dividends from investment income-net on each business day; such dividends are paid monthly. Dividends from net realized capital gain, if any, with respect to both series, are normally declared and paid annually, but each series may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). However, to the extent that a net realized capital gain of either series can be reduced by a capital loss carryover of that series, such gain will not be distributed.

(e) Federal income taxes: It is the policy of each series to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal tax purposes, each series is treated as a single entity for the purposes of determining such qualification.

At December 31, 2004, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The Money Market Series’ accumulated capital loss carryover of $27,119 is available to be applied against future net securities profits, if any, realized subsequent to December 31, 2004. If not applied, $3,306 of the carryover expires in fiscal 2005, $6,557 expires in fiscal 2006, $1,333 expires in fiscal 2007, $9,973 expires in fiscal 2008 and $5,950 expires in fiscal 2010.

The Government Securities Series’ accumulated capital loss carryover of $3,332 is available to be applied against future net securities profits,

The Fund 19

NOTES TO FINANCIAL STATEMENTS (continued)

if any, realized subsequent to December 31, 2004. If not applied, $2,818 of the carryover expires in fiscal 2007 and $514 expires in fiscal 2012.

The tax character of distributions for Money Market Series and Government Securities Series paid to shareholders during the fiscal year ended December 31, 2004 and December 31, 2003, respectively, were all ordinary income.

At December 31, 2004, the cost of investments of each series for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 3—Management Fee and Other Transactions With
Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee for each series is computed at the annual rate of . of 1% of the value of the average daily net assets of each series and payable monthly.

(b) Under the Shareholder Services Plan, each series reimburses the Distributor an amount not to exceed an annual rate of .25 of 1% of the value of each series’ average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended December 31, 2004, the Money Market Series and the Government Securities Series were charged $142,293 and $180,774, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended December 31, 2004, the

20

Money Market Series and the Government Securities Series were charged $35,353 and $84,093, respectively, pursuant to the transfer agency agreement.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities for the Money Market Series consist of: management fees $135,877 and transfer agency per account fees $6,200.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities for the Government Securities Series consist of: management fees $125,343 and transfer agency per account fees $6,500.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Legal Matters:

In early 2004, two purported class and derivative actions were filed against Mellon Financial, Mellon Bank, N.A., Dreyfus, Founders Asset Management LLC, and certain directors of the Dreyfus Funds and the Dreyfus Founders Funds (together, the “Funds”). In September 2004, plaintiffs served a Consolidated Amended Complaint (the “Amended Complaint”) on behalf of a purported class of all persons who acquired interests in any of the Funds between January 30, 1999 and November 17, 2003, and derivatively on behalf of the Funds. The Amended Complaint in the newly styled In re Dreyfus Mutual Funds Fee Litigation also named the Distributor, Premier Mutual Fund Services, Inc. and two additional Fund directors as defendants and alleges violations of the Investment Company Act of 1940, the Investment Advisers Act of 1940, the Pennsylvania Unfair Trade Practices and Consumer Protection Law and common-law claims. Plaintiffs seek to recover allegedly improper and excessive Rule 12b-1

The Fund 21

NOTES TO FINANCIAL STATEMENTS (continued)

and advisory fees allegedly charged to the Funds for marketing and distribution services. More specifically, plaintiffs claim, among other things, that 12b-1 fees and directed brokerage were improperly used to pay brokers to recommend the Funds over other funds, and that such payments were not disclosed to investors. In addition, plaintiffs assert that economies of scale and soft-dollar benefits were not passed on to the Funds. Plaintiffs further allege that 12b-1 fees were improperly charged to certain of the Funds that were closed to new investors.The Amended Complaint seeks compensatory and punitive damages, rescission of the advisory contracts, and an accounting and restitution of any unlawful fees, as well as an award of attorneys’ fees and litigation expenses. As noted, some of the claims in this litigation are asserted derivatively on behalf of the Funds that have been named as nominal defendants.With respect to such derivative claims, no relief is sought against the Funds. Dreyfus believes the allegations to be totally without merit and intends to defend the action vigorously. Defendants filed motions to dismiss the Amended Complaint on November 12, 2004, and those motions are pending.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Dreyfus nor the Funds believe that any of the pending actions will have a material adverse effect on the Funds or Dreyfus’ ability to perform its contract with the Funds.

22

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors
Dreyfus Money Market Instruments, Inc.

We have audited the accompanying statement of assets and liabilities, including the statements of investments, of Dreyfus Money Market Instruments, Inc. (comprising, respectively, the Money Market Series and the Government Securities Series) as of December 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2004 by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting Dreyfus Money Market Instruments, Inc. at December 31, 2004, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with U.S. generally accepted accounting principles.

New York, New York
February 7, 2005

The Fund 23

Dreyfus Money Market Instruments, Inc.

Government Securities Series
IMPORTANT TAX INFORMATION (Unaudited)

For state individual income tax purposes, the Government Securities Series hereby designates 50.37% of the ordinary income dividends paid during its fiscal year ended December 31, 2004 as attributable to interest income from direct obligations of the United States. Such dividends are currently exempt from taxation for individual income tax purposes in most states, including New York, California and the District of Columbia.

24

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (61)
Chairman of the Board (1995)

Principal Occupation During Past 5 Years:
• Corporate Director and Trustee

Other Board Memberships and Affiliations:

  The Muscular Dystrophy Association, Director
  Levcor International, Inc., an apparel fabric processor, Director
  Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director
  The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director
  Azimuth Trust, an institutional asset management firm, Member of Board of Managers and Advisory Board

No. of Portfolios for which Board Member Serves: 186

———————

David P. Feldman (65)
Board Member (1994)

Principal Occupation During Past 5 Years:
• Corporate Director and Trustee

Other Board Memberships and Affiliations:

  BBH Mutual Funds Group (11 funds), Director
  The Jeffrey Company, a private investment company, Director
  QMED, a medical device company, Director

No. of Portfolios for which Board Member Serves: 51

———————

James F. Henry (74)
Board Member (1980)

Principal Occupation During Past 5 Years:

  President, CPR Institute for Dispute Resolution, a non-profit organization principally engaged in the development of alternatives to business litigation (Retired 2003)

No. of Portfolios for which Board Member Serves: 22

———————

Rosalind Gersten Jacobs (79)
Board Member (1982)

Principal Occupation During Past 5 Years:
• Merchandise and marketing consultant

No. of Portfolios for which Board Member Serves: 33

The Fund 25

Dr. Paul A. Marks (78)
Board Member (1980)
Principal Occupation During Past 5 Years:
• President and Chief Executive Officer of Memorial Sloan-Kettering Cancer Center (Retired 1999)

Other Board Memberships and Affiliations:
  Pfizer, Inc., a pharmaceutical company, Director-Emeritus
  Atom Pharm, Director
  Lazard Freres Company, LLC, Senior Advisor

No. of Portfolios for which Board Member Serves: 22

———————

Dr. Martin Peretz (65)
Board Member (1980)

Principal Occupation During Past 5 Years:
  Editor-in-Chief of The New Republic Magazine
  Lecturer in Social Studies at Harvard University
  Co-Chairman of TheStreet.com, a financial daily on the web
Other Board Memberships and Affiliations:
  Academy for Liberal Education, an accrediting agency for colleges and universities certified by the U.S. Department of Education, Director
  Digital Learning Group, LLC, an online publisher of college textbooks, Director
  Harvard Center for Blood Research,Trustee
  Bard College,Trustee
  YIVO Institute for Jewish Research,Trustee
No. of Portfolios for which Board Member Serves: 22
———————
Bert W. Wasserman (72)
Board Member (1993)
Principal Occupation During Past 5 Years:
• Financial Consultant

Other Board Memberships and Affiliations:
• Lillian Vernon Corporation, Director

No. of Portfolios for which Board Member Serves: 22

———————
Once elected all Board Members serve for an indefinite term.The address of the Board Members and Officers is in
c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the
Board Members, including their address is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.
John M. Fraser, Jr., Emeritus Board Member
Irving Kristol, Emeritus Board Member

26

BOARD MEMBERS INFORMATION (Unaudited) (continued)

OFFICERS OF THE FUND (Unaudited)

STEPHEN E. CANTER, President since March 2000.

Chairman of the Board, Chief Executive Officer and Chief Operating Officer of the Manager, and an officer of 92 investment companies (comprised of 185 portfolios) managed by the Manager. Mr. Canter also is a Board member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 59 years old and has been an employee of the Manager since May 1995.

STEPHEN R. BYERS, Executive Vice President since November 2002.

Chief Investment Officer,Vice Chairman and a director of the Manager, and an officer of 92 investment companies (comprised of 185 portfolios) managed by the Manager. Mr. Byers also is an officer, director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 51 years old and has been an employee of the Manager since January 2000. Prior to joining the Manager, he served as an Executive Vice President-Capital Markets, Chief Financial Officer and Treasurer at Gruntal & Co., L.L.C.

MARK N. JACOBS, Vice President since March 2000.

Executive Vice President, Secretary and General Counsel of the Manager, and an officer of 93 investment companies (comprised of 201 portfolios) managed by the Manager. He is 58 years old and has been an employee of the Manager since June 1977.

MICHAEL A. ROSENBERG, Secretary since March 2000.

Associate General Counsel of the Manager, and an officer of 90 investment companies (comprised of 194 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since October 1991.

ROBERT R. MULLERY, Assistant Secretary since March 2000.

Associate General Counsel of the Manager, and an officer of 26 investment companies (comprised of 60 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since May 1986.

STEVEN F. NEWMAN, Assistant Secretary since March 2000.

Associate General Counsel and Assistant Secretary of the Manager, and an officer of 93 investment companies (comprised of 201 portfolios) managed by the Manager. He is 55 years old and has been an employee of the Manager since July 1980.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 93 investment companies (comprised of 201 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since April 1985.

The Fund 27

OFFICERS OF THE FUND (Unaudited) (continued)

ROBERT ROBOL, Assistant Treasurer since August 2003.

Senior Accounting Manager – Money Market Funds of the Manager, and an officer of 39 investment companies (comprised of 84 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Manager since October 1988.

KENNETH J. SANDGREN, Assistant Treasurer since November 2001.

Mutual Funds Tax Director of the Manager, and an officer of 93 investment companies (comprised of 201 portfolios) managed by Manager. He is 50 years old and has been an employee of the Manager since June 1993.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (93 investment companies, comprising 201 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 47 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

WILLIAM GERMENIS, Anti-Money Laundering Compliance Officer since October 2002.

Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 88 investment companies (comprised of 196 portfolios) managed by the Manager. He is 34 years old and has been an employee of the Distributor since October 1998.

28

For	More	Information

Dreyfus
Money Market
Instruments, Inc.
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

Telephone 1-800-645-6561

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2004, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2005 Dreyfus Service Corporation

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.	Audit Committee Financial Expert.

The Registrant's Board has determined that Bert W. Wasserman a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Bert W. Wasserman is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.	Principal Accountant Fees and Services

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $48,500 in 2003 and $50,925 in 2004.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $___0___ in 2003 and $___0___ in 2004.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $288,500 in 2003 and $__0___ in 2004.

Note: For the second paragraph in each of (b) through (d) of this Item 4, certain of such services were not pre-approved prior to May 6, 2003, when such services were required to be pre-approved. On and after May 6, 2003, 100% of all services provided by the Auditor were pre-approved as required. For comparative purposes, the fees shown assume that all such services were pre-approved, including services that were not pre-approved prior to the compliance date of the pre-approval requirement.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $4,701 in 2003 and $5,026 in 2004. [These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, (iii) tax advice regarding tax qualification matters and/or treatment of various

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financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies.

The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates which required pre-approval by the Audit Committee were $___0____ in 2003 and $___0____ in 2004.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $192 in 2003 and less than $600 in 2004. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee were $__0__ in 2003 and $__0__ in 2004.

Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $521,764 in 2003 and $592,101 in 2004.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Auditor's independence.

Item 5.	Audit Committee of Listed Registrants.
	Not applicable.	[CLOSED-END FUNDS ONLY]
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
	Not applicable.	[CLOSED-END FUNDS ONLY]
Item 8.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
	Not applicable.	[CLOSED-END FUNDS ONLY]
Item 9.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the

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Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor West, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 10.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 11.	Exhibits.

(a)(1)	Code of ethics referred to in Item 2.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.
(a)(3)	Not applicable.
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b)
under the Investment Company Act of 1940.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Money Market Instruments, Inc.

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	February 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	February 23, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	February 23, 2005

EXHIBIT INDEX
(a)(1)	Code of ethics referred to in Item 2.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-
2(b) under the Investment Company Act of 1940. (EX-99.906CERT)

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